INVESTMENT IN TREASURY METALS (Details 4)	12 Months Ended
Dec. 31, 2021 CAD ($)
INVESTMENT IN TREASURY METALS
Net assets carrying value, beginning	$ 173,053
Equity increase from special warrant issuance	16,471
Operating loss (January 1, 2021 to December 31, 2021)	(4,516)
Other increase in equity of Treasury Metals	5,955
Net assets carrying value, ending	190,963
First Mining's share of net assets	29,408
Incremental fair value of Goldlund-Goliath mineral property at acquisition	(2,294)
Cumulative impairment of investment in Treasury Metals ownership	(16,302)
Carrying value	$ 15,400